Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Oct. 31, 2011
ASSETS
Cash and cash equivalents	$ 169,689	$ 250,740
Inventories:
Total assets	1,501,723	1,602,180
LIABILITIES AND EQUITY
Total liabilities	2,015,510	2,098,782
Preferred stock, $.01 par value - authorized 100,000 shares; issued 5,600 shares with a liquidation preference of $140,000 at January 31, 2012 and at October 31, 2011	135,299	135,299
Paid in capital - common stock	592,781	591,696
Accumulated deficit	(1,127,771)	(1,109,506)
Treasury stock - at cost	(115,360)	(115,257)
Total Hovnanian Enterprises, Inc. stockholders’ equity deficit	(513,960)	(496,694)
Noncontrolling interest in consolidated joint ventures	173	92
Total equity deficit	(513,787)	(496,602)
Total liabilities and equity	1,501,723	1,602,180
Notes payable:
Senior notes	565,691	802,862
TEU senior subordinated amortizing notes	12,162	13,323
Accrued interest	32,399	21,331
Total notes payable	1,576,693	1,624,101
Income taxes payable	42,520	41,829
Nonrecourse Land Mortgages [Member] | Homebuilding [Member]
LIABILITIES AND EQUITY
Secured debt	29,322	26,121
Nonrecourse Mortgages Secured By Operating Properties [Member] | Homebuilding [Member]
LIABILITIES AND EQUITY
Secured debt	19,510	19,748
Senior Secured Notes [Member]
LIABILITIES AND EQUITY
Secured debt	966,441	786,585
Homebuilding [Member]
ASSETS
Cash and cash equivalents	166,033	244,356
Restricted cash	49,483	73,539
Inventories:
Sold and unsold homes and lots under development	735,364	720,149
Land and land options held for future development or sale	243,100	245,529
Consolidated inventory not owned- Specific performance options	387	2,434
Total inventories	978,851	968,112
Investments in and advances to unconsolidated joint ventures	58,757	57,826
Receivables, deposits, and notes	53,385	52,277
Property, plant, and equipment – net	52,010	53,266
Prepaid expenses and other assets	66,700	67,698
Total assets	1,425,219	1,517,074
LIABILITIES AND EQUITY
Liabilities from inventory not owned	387	2,434
Total liabilities	333,187	368,606
Notes payable:
Accounts payable and other liabilities	266,043	303,633
Customers’ deposits	17,925	16,670
Financial Services [Member]
ASSETS
Cash and cash equivalents	3,656	6,384
Restricted cash	3,497	4,079
Mortgage loans held for sale	67,230	72,172
Other assets	2,121	2,471
Inventories:
Total assets	76,504	85,106
LIABILITIES AND EQUITY
Total liabilities	63,110	64,246
Notes payable:
Accounts payable and other liabilities	14,067	14,517
Mortgage warehouse line of credit	49,043	49,729
Common Class A [Member]
LIABILITIES AND EQUITY
Common stock	937	921
Common Class B [Member]
LIABILITIES AND EQUITY
Common stock	$ 154	$ 153